Related Party Transaction - Summary of Related Party Transactions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Key management compensation
Short term employee benefits	€ 4	€ 4	€ 4
Share-based payments	19	17	18
Post-employment benefits	0	0	1
Termination benefits	1	1	1
Total key management compensation	€ 24	€ 22	€ 24